SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Sep. 16, 2025 USD ($) $ / shares shares	Jan. 29, 2025 USD ($) $ / shares shares	Aug. 12, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 shares	Jan. 04, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options | $						$ 548
Number of shares issued for services						5,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						219,667	324,668,000
Number of shares exercised						219,667	324,668	764,001
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						225,332
Number of shares exercised						225,332
Proceeds from exercise of options | $						$ 548
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						1,509,857
Number of shares exercised						1,509,857
Proceeds from exercise of options | $						$ 7,795
Proceeds from exercise of services | $						$ 35
Issued capital [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares			$ 0.875
Proceeds from gross | $			$ 2,502
Number of shares privatre placement | $			$ 420
Number of shares privatre placement shares			180,624,000
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,839,554
Price per share | $ / shares			$ 0.875
Price per share | $ / shares			$ 0.00025
Prefunded warrant [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,200,000
Price per share | $ / shares			$ 0.0001
Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from offering | $	$ 45,000	$ 30,000			$ 3,227
Number of shares issued		1,406,250		3,792,200	1,122,521				1,122,521
Price per share | (per share)		$ 6.40		$ 0.875	$ 2.88				$ 3.40
Finders fees paid | $		$ 2,400			$ 258
Warrants issued					89,802				89,802
Proceeds from common shares | $				$ 3,300
Number of common shares issued for finders fee	3,150	60,650		293,776
Number of warrants issued for finders fee	324,625	229,688
Registered direct offering [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					561,260				561,260
Warrant exercise price per share | (per share)					$ 3.75				$ 5.13
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5,625,000	3,281,250
Price per share | $ / shares	$ 8.00	$ 6.40